Long-term Financing Arrangements - 10K - Principal Maturities (Details) $ in Thousands	Apr. 30, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 1,044
2025	3,124
2026	9,604
2027	7,125
2028	22,225
Thereafter	500
Total	$ 43,622